Transactions with Related Parties - Additional Information (Details)					12 Months Ended
	Mar. 07, 2017 USD ($)	Aug. 09, 2016 USD ($)	Oct. 28, 2015 USD ($)	Apr. 23, 2015 USD ($)	Dec. 31, 2016 USD ($) $ / Vessel	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Charter hire agreement commission rate					1.25%
Promissory note issued					$ 2,500,000	$ 2,500,000
Expenses for Merger						1,745,000
Interest and financing costs, net					2,810,000	2,531,000	$ 1,704,000
Due to related parties					1,953,000	121,000
Maritime Investors [Member]
Related Party Transaction [Line Items]
Promissory note issued				$ 625,000
Expenses for Merger				$ 600,000
Interest and financing costs, net					$ 69,000	12,000
Maritime Investors [Member] | New Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note issued			$ 2,500,000			2,500,000
Promissory note maturity date		Jan. 15, 2018	Jan. 15, 2017
Promissory note, interest rate		2.75%	2.75%
Debt instrument, maturity extension		1 year
Additional cost incurred on extension of maturity		$ 0
Subsequent Events [Member] | Maritime Investors [Member] | New Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note maturity date	Jan. 15, 2019
Promissory note, interest rate	2.75%
Debt instrument, maturity extension	1 year
Additional cost incurred on extension of maturity	$ 0
Maritime [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel					0.325
Charter hire agreement commission rate					1.25%
Management agreements renewal period					5 years
Management agreements initial term					5 years
Head management agreement commencement date					Mar. 23, 2015
Head management agreement maturity date					Mar. 23, 2020
Administration fees payable to related party					$ 1,600,000
Head management agreement, terms and manner of settlement					In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual administration fees.
Supervision costs during construction period					$ 0	10,000	$ 255,000
Litigation escrow deposit					$ 300,000
Maritime [Member] | Northsea Alpha Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Northsea Beta Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Pyxis Delta Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2015
Maritime [Member] | Pyxis Theta Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2017
Maritime [Member] | Pyxis Epsilon Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2018
Maritime [Member] | Pyxis Malou Vessel [Member]
Related Party Transaction [Line Items]
Management agreement expiration date					Dec. 31, 2018
While Chartering Services are Subcontracted to North Sea Tankers [Member] | Maritime [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel					0.160
While Vessel is Under Construction [Member] | Maritime [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / Vessel					0.450
Maritime [Member]
Related Party Transaction [Line Items]
Due to related parties					$ 1,953,000	$ 121,000
Litigation escrow deposit					$ 300,000